UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-04471

 Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

7 Times Square 21st Floor, New York, N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: January 31, 2013

Date of reporting period: July 31, 2012

Item I.	Reports to Stockholders.

A copy of the Semi -Annual Report to Stockholders for the period ended 7/31/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u l y 3 1 , 2 0 1 2

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Aggressive Income Trust
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#00088206

Value Line Aggressive Income Trust

To Our Value Line Aggressive

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended July 31, 2012. I encourage you to carefully review this report, which includes economic observations, your Trust’s performance data and highlights, schedule of investments, and financial statements. For the six months ended July 31, 2012, the total return of the Value Line Aggressive Income Trust was 4.20%, versus the 6.09% of the Barclays Capital Corporate High Yield Index(1), the benchmark for the Trust.

For the recent six-month period ending July 31, 2012, high yield securities registered strong gains. A combination of a healthy equity market and historically low rates among investment grade fixed income issues, drew investors to seek the higher yields of lower rated bonds. In addition, the low default rates of high yield issuers plus a slow, but stable economy added to the attractiveness of high yield bonds. Supporting this environment was the accommodative interest rate policy of the Federal Reserve Board, which announced that it would keep interest rates low into 2014. The Trust did generate solid gains for the period, although lagging its benchmark. The Trust emphasizes higher quality credits, B to BB+, and is underweight the lowest rated issues (CCC). We continue to focus our investments in the more liquid and stronger credits available in the high-yield sector. Since the lower-rated credits outperformed during the period, the Trust underperformed. Additionally, positions held in the energy and commodities sectors hurt the Trust’s performance and the Trust has since moved to an underweight position in commodities and reduced its position in the energy sector. A subpar U.S. economy, slowing global growth and continuing pressure from the European debt crisis, prompts us to maintain our higher quality portfolio.

Maximizing income remains the primary investment objective of the Trust.

We thank you for your continued investment with the Value Line Funds and remind you to visit www.vlfunds.com to see more about your Trust and the other Value Line Funds.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Jeff Geffen
Jeff Geffen, Portfolio Manager

(1)
The Barclays Capital U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained by going to our website at www.vlfunds.com or calling 800.243.2729.

Value Line Aggressive Income Trust

Income Trust Shareholders

Economic Highlights (unaudited)

The first half of 2012 saw a robust U.S. stock market, with the S&P 500 returning 9.49% through June 30, 2012. The Index showed additional strength in July, pushing year-to-date returns to 11.01%. The strength of the market was evident despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.0% for the first quarter of the year, slowing to 1.5% for the second quarter. The second quarter slowdown was not surprising given that consumer spending has been weak, the government has been cutting spending, and hiring has been tepid. A sluggish labor market remains the primary stumbling block for the U.S. economy. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. The higher jobs number of the first quarter did allow for a modest improvement in the overall unemployment rate, dropping from 8.5% at year-end 2011 to 8.3% on July 31, 2012.

Consumer confidence unexpectedly rose in July after declining much of the year. Consumers expressed greater optimism about short-term business and employment prospects. Consumer spending got off to a firm start in the third quarter, rising by the most in five months. It is critical that consumers continue to spend as they account for 70% of economic activity.

The housing market has been a bit of a bright spot for the consumer, albeit in selective areas of the country. Home prices nationwide on a year-over-year basis in July 2012 compared to July 2011 had the biggest year-over-year increase since August 2006. While homebuilding is unlikely to take off until the unemployment rate recedes, a reduction in the supply of homes may pave the way for some continued firming of housing prices.

U.S. Treasury bond prices also defied those investors expecting a weakened performance after the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had touched a 1.5% yield by June.

Value Line Aggressive Income Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 through July 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/12	Ending account value 7/31/12	Expenses paid during period 2/1/12 thru 7/31/12*
Actual	$1,000.00	$1,042.01	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.54	$6.39

*
Expenses are equal to the Trust’s annualized expense ratio of 1.27% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Aggressive Income Trust

Portfolio Highlights at July 31, 2012 (unaudited)

Ten Largest Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	$500,000	$535,000	1.7%
Ball Corp., Guaranteed Notes, 5.00%, 3/15/22	500,000	528,750	1.7%
Ally Financial, Inc., Guaranteed Notes, 8.00%, 3/15/20	400,000	475,500	1.5%
Constellation Brands, Inc., Guaranteed Notes, 6.00%, 5/1/22	400,000	441,500	1.4%
Peabody Energy Corp., Guaranteed Notes, 7.38%, 11/1/16	400,000	440,000	1.4%
Hertz Corp. (The), Guaranteed Notes, 7.38%, 1/15/21	400,000	431,500	1.4%
Plains Exploration & Production Co., Guaranteed Notes, 6.63%, 5/1/21	400,000	424,000	1.4%
Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	400,000	421,000	1.3%
Bausch & Lomb, Inc., Senior Unsecured Notes, 9.88%, 11/1/15	400,000	417,500	1.3%
Cie Generale de Geophysique-Veritas, Guaranteed Notes, 7.75%, 5/15/17	400,000	416,500	1.3%

Asset Allocation – Percentage of Total Net Assets

Sector Weightings – Percentage of Total Investment Securities*

*	Sector weightings exclude short-term investments and collateral for securities on loan.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	July 31, 2012

Principal Amount		Value
CORPORATE BONDS & NOTES (90.7%)
	BASIC MATERIALS (2.6%)
$200,000	AK Steel Corp., Guaranteed
	Notes, 7.63%, 5/15/20 (1)	$169,000
250,000	FMG Resources Pty Ltd.,
	Guaranteed Notes, 7.00%,
	11/1/15 (1) (2)	256,250
400,000	United States Steel Corp., Senior
	Unsecured Notes, 6.05%,
	6/1/17 (1)	398,000
		823,250
	COMMUNICATIONS (12.2%)
250,000	Cablevision Systems Corp.,
	Senior Unsecured Notes,
	7.75%, 4/15/18	271,875
200,000	CenturyLink, Inc., Series T,
	Senior Unsecured Notes,
	5.80%, 3/15/22	212,242
250,000	Cincinnati Bell, Inc., Guaranteed
	Notes, 8.38%, 10/15/20	260,625
300,000	Crown Castle International
	Corp., Senior Unsecured
	Notes, 9.00%, 1/15/15	327,187
300,000	DISH DBS Corp., Guaranteed
	Notes, 7.13%, 2/1/16	331,125
200,000	DISH DBS Corp., Guaranteed
	Notes, 6.75%, 6/1/21	218,750
150,000	Frontier Communications Corp.,
	Senior Unsecured Notes,
	8.50%, 4/15/20 (1)	162,375
150,000	Intelsat Jackson Holdings SA,
	Guaranteed Notes, 7.50%,
	4/1/21	160,500
350,000	MetroPCS Wireless, Inc.,
	Guaranteed Notes, 6.63%,
	11/15/20	353,500
250,000	Nielsen Finance LLC / Nielsen
	Finance Co., Guaranteed
	Notes, 7.75%, 10/15/18	281,250
150,000	NII Capital Corp., Guaranteed
	Notes, 7.63%, 4/1/21	114,750
350,000	Sprint Capital Corp., Guaranteed
	Notes, 8.75%, 3/15/32	348,250

Principal Amount		Value
$400,000	Virgin Media Finance PLC,
	Guaranteed Notes, 5.25%,
	2/15/22 (1)	$414,000
200,000	Wind Acquisition Finance SA,
	Secured Notes, 11.75%,
	7/15/17 (2)	166,000
200,000	Windstream Corp., Guaranteed
	Notes, 7.50%, 6/1/22	209,000
		3,831,429
	CONSUMER, CYCLICAL (16.3%)
200,000	American Axle & Manufacturing,
	Inc., Guaranteed Notes, 7.88%,
	3/1/17 (1)	207,500
200,000	Boyd Gaming Corp., Senior
	Subordinated Notes, 6.75%,
	4/15/14	199,750
250,000	Chrysler Group LLC /
	CG Co-Issuer, Inc., Secured
	Notes, 8.00%, 6/15/19 (1)	260,000
250,000	Cooper Tire & Rubber Co.,
	Senior Unsecured Notes,
	7.63%, 3/15/27	246,562
300,000	Dana Holding Corp., Senior
	Unsecured Notes, 6.50%,
	2/15/19	318,375
250,000	Ford Motor Co., Senior
	Unsecured Notes, 7.45%,
	7/16/31	310,312
350,000	Goodyear Tire & Rubber Co.
	(The), Guaranteed Notes,
	8.25%, 8/15/20 (1)	381,500
150,000	Gymboree Corp., Guaranteed
	Notes, 9.13%, 12/1/18 (1)	140,063
300,000	Hanesbrands, Inc., Guaranteed
	Notes, 6.38%, 12/15/20	320,625
315,000	Lear Corp., Guaranteed Notes,
	7.88%, 3/15/18	344,531
115,000	Lennar Corp., Series B,
	Guaranteed Notes, 6.50%,
	4/15/16	122,763
200,000	Macy’s Retail Holdings, Inc.,
	Guaranteed Notes, 8.13%,
	8/15/35	219,210
100,000	McJunkin Red Man Corp.,
	Senior Secured Notes,
	9.50%, 12/15/16	108,250

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2012

Principal Amount		Value
$300,000	Meritor, Inc., Guaranteed Notes,
	8.13%, 9/15/15 (1)	$307,875
300,000	MGM Resorts International,
	Guaranteed Notes, 7.75%,
	3/15/22 (1)	300,750
200,000	Navistar International Corp.,
	Guaranteed Notes, 8.25%,
	11/1/21 (1)	187,500
300,000	PEP Boys-Manny, Moe & Jack
	(The), Guaranteed Notes,
	7.50%, 12/15/14	303,753
150,000	Rite Aid Corp., Senior Secured
	Notes, 9.75%, 6/12/16	165,375
300,000	Royal Caribbean Cruises Ltd.,
	Senior Unsecured Notes,
	7.50%, 10/15/27	304,125
140,000	Scientific Games Corp.,
	Guaranteed Notes, 8.13%,
	9/15/18	151,900
200,000	Wynn Las Vegas LLC / Wynn
	Las Vegas Capital Corp.,
	7.75%, 8/15/20	222,000
		5,122,719
	CONSUMER, NON-CYCLICAL (19.6%)
350,000	Alere, Inc., Guaranteed Notes,
	9.00%, 5/15/16	363,125
150,000	American Greetings Corp.,
	Guaranteed Notes, 7.38%,
	12/1/21	159,000
250,000	Avis Budget Car Rental LLC /
	Avis Budget Finance, Inc.,
	Guaranteed Notes, 8.25%,
	1/15/19	268,437
400,000	Bausch & Lomb, Inc., Senior
	Unsecured Notes, 9.88%,
	11/1/15	417,500
204,000	Chiquita Brands International,
	Inc., Senior Unsecured Notes,
	7.50%, 11/1/14	199,920
150,000	CHS / Community Health
	Systems, Inc., Guaranteed
	Notes, 7.13%, 7/15/20	157,125
400,000	Constellation Brands, Inc.,
	Guaranteed Notes, 6.00%,
	5/1/22	441,500

Principal Amount		Value
$100,000	CoreLogic, Inc., Guaranteed
	Notes, 7.25%, 6/1/21	$107,250
77,000	DaVita, Inc., Guaranteed
	Notes, 6.63%, 11/1/20	81,620
300,000	Dean Foods Co., Guaranteed
	Notes, 7.00%, 6/1/16 (1)	309,000
150,000	Del Monte Corp., Guaranteed
	Notes, 7.63%, 2/15/19	148,875
300,000	Deluxe Corp., Guaranteed Notes,
	7.00%, 3/15/19	315,750
200,000	Fresenius Medical Care US
	Finance II, Inc., Guaranteed
	Notes, 5.88%, 1/31/22 (2)	213,750
175,000	Harland Clarke Holdings Corp.,
	Guaranteed Notes, 9.50%,
	5/15/15	153,125
250,000	HCA, Inc., Senior Unsecured
	Notes, 6.50%, 2/15/16	273,125
400,000	Hertz Corp. (The), Guaranteed
	Notes, 7.38%, 1/15/21	431,500
200,000	Jarden Corp., Guaranteed Notes,
	6.13%, 11/15/22	214,250
150,000	Kinetic Concepts, Inc. / KCI
	USA, Inc., Guaranteed
	Notes, 10.50%, 11/1/18 (2)	158,625
250,000	R.R. Donnelley & Sons Co.,
	Senior Unsecured Notes,
	7.25%, 5/15/18 (1)	247,500
300,000	Reynolds Group Issuer, Inc. /
	Reynolds Group Issuer LLC,
	Guaranteed Notes, 8.50%,
	5/15/18	302,250
200,000	ServiceMaster Co., Guaranteed
	Notes, 8.00%, 2/15/20	221,750
200,000	Spectrum Brands, Inc.,
	Guaranteed Notes, 6.75%,
	3/15/20 (2)	209,000
150,000	United Rentals North America,
	Inc., Guaranteed Notes,
	8.38%, 9/15/20 (1)	159,000
100,000	UR Merger Sub Corp.,
	Guaranteed Notes, 7.63%,
	4/15/22 (2)	106,375
250,000	Valeant Pharmaceuticals
	International, Guaranteed
	Notes, 6.75%, 8/15/21 (1) (2)	253,125

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value
$150,000	Vanguard Health Holding Co.
	II LLC / Vanguard Holding
	Co. II, Inc., Guaranteed Notes,
	7.75%, 2/1/19	$156,000
100,000	Warner Chilcott Co. LLC /
	Warner Chilcott Finance LLC,
	Guaranteed Notes, 7.75%,
	9/15/18	108,125
		6,176,602
	ENERGY (14.2%)
175,000	Atlas Pipeline Partners L.P.,
	Guaranteed Notes, 8.75%,
	6/15/18	187,688
350,000	Bill Barrett Corp., Guaranteed
	Notes, 7.63%, 10/1/19	363,125
400,000	Cie Generale de Geophysique-
	Veritas, Guaranteed Notes,
	7.75%, 5/15/17	416,500
250,000	CONSOL Energy, Inc.,
	Guaranteed Notes, 8.25%,
	4/1/20	265,625
150,000	Energy Transfer Equity L.P.,
	Senior Secured Notes, 7.50%,
	10/15/20	171,375
150,000	Energy XXI Gulf Coast, Inc.,
	Guaranteed Notes, 7.75%,
	6/15/19	157,500
350,000	Forest Oil Corp., Guaranteed
	Notes, 7.25%, 6/15/19 (1)	337,750
300,000	Frontier Oil Corp., Guaranteed
	Notes, 8.50%, 9/15/16	315,000
250,000	Linn Energy LLC / Linn Energy
	Finance Corp., Guaranteed
	Notes, 7.75%, 2/1/21	263,750
300,000	McMoRan Exploration Co.,
	Guaranteed Notes, 11.88%,
	11/15/14	312,750
400,000	Peabody Energy Corp.,
	Guaranteed Notes, 7.38%,
	11/1/16	440,000
400,000	Plains Exploration &
	Production Co., Guaranteed
	Notes, 6.63%, 5/1/21	424,000
150,000	Samson Investment Co., Senior
	Unsecured Notes, 9.75%,
	2/15/20 (2)	155,625

Principal Amount		Value
$250,000	SandRidge Energy, Inc.,
	Guaranteed Notes, 8.00%,
	6/1/18 (2)	$260,000
250,000	SM Energy Co., Senior
	Unsecured Notes, 6.63%,
	2/15/19	258,750
150,000	Targa Resources Partners L.P. /
	Targa Resources Partners
	Finance Corp., Guaranteed
	Notes, 6.38%, 8/1/22 (2)	153,750
		4,483,188
	FINANCIAL (5.5%)
150,000	Aircastle Ltd., Senior Unsecured
	Notes, 7.63%, 4/15/20	160,500
400,000	Ally Financial, Inc., Guaranteed
	Notes, 8.00%, 3/15/20	475,500
135,000	Citigroup Capital III, Guaranteed
	Notes, 7.63%, 12/1/36	147,287
250,000	Icahn Enterprises L.P. / Icahn
	Enterprises Finance Corp.,
	Guaranteed Notes, 8.00%,
	1/15/18	265,625
250,000	International Lease Finance
	Corp., Senior Unsecured
	Notes, 8.25%, 12/15/20 (1)	293,125
250,000	LBG Capital No.1 PLC,
	Guaranteed Notes, 7.88%,
	11/1/20 (2)	235,938
200,000	SLM Corp., Senior Unsecured
	Notes, 5.63%, 8/1/33	174,500
		1,752,475
	INDUSTRIAL (12.4%)
350,000	Alliant Techsystems, Inc.,
	Guaranteed Notes, 6.88%,
	9/15/20 (1)	376,250
500,000	Ball Corp., Guaranteed Notes,
	5.00%, 3/15/22	528,750
200,000	Bombardier, Inc., Senior
	Unsecured Notes, 5.75%,
	3/15/22 (2)	201,000
500,000	Briggs & Stratton Corp.,
	Guaranteed Notes, 6.88%,
	12/15/20	535,000
260,000	Covanta Holding Corp., Senior
	Unsecured Notes, 7.25%,
	12/1/20	285,363

See Notes to Financial Statements.

Value Line Aggressive Income Trust

July 31, 2012

Principal Amount		Value
$200,000	Crown Americas LLC / Crown
	Americas Capital Corp. III,
	Guaranteed Notes, 6.25%,
	2/1/21	$221,000
400,000	General Cable Corp., Guaranteed
	Notes, 7.13%, 4/1/17	412,000
200,000	Masco Corp., Senior Unsecured
	Notes, 7.13%, 3/15/20	223,418
135,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance
	US, Inc., Senior Secured
	Notes, 8.88%, 11/1/17	136,350
400,000	Terex Corp., Senior Subordinated
	Notes, 8.00%, 11/15/17 (1)	421,000
150,000	TransDigm, Inc., Guaranteed
	Notes, 7.75%, 12/15/18	167,250
400,000	USG Corp., Senior Unsecured
	Notes, 6.30%, 11/15/16	389,500
		3,896,881
	TECHNOLOGY (3.3%)
250,000	Advanced Micro Devices, Inc.,
	Senior Unsecured Notes,
	8.13%, 12/15/17	263,125
81,000	Broadridge Financial Solutions,
	Inc., Senior Unsecured Notes,
	6.13%, 6/1/17	87,023
350,000	First Data Corp., Guaranteed
	Notes, 9.88%, 9/24/15 (1)	355,250
300,000	Seagate Technology HDD
	Holdings, Guaranteed Notes,
	6.80%, 10/1/16	333,750
		1,039,148
	UTILITIES (4.6%)
350,000	AES Corp. (The), Senior
	Unsecured Notes, 8.00%,
	10/15/17	406,875
300,000	Calpine Corp., Senior Secured
	Notes, 7.88%, 1/15/23 (2)	341,250
350,000	GenOn Energy, Inc., Senior
	Unsecured Notes, 7.63%,
	6/15/14	372,750
300,000	NRG Energy, Inc., Guaranteed
	Notes, 8.50%, 6/15/19 (1)	321,000
		1,441,875

Principal Amount		Value
	TOTAL CORPORATE BONDS
	& NOTES
	(Cost $27,367,682) (90.7%)	$28,567,567

CONVERTIBLE CORPORATE BONDS & NOTES (1.7%)
	COMMUNICATIONS (1.1%)
$100,000	Anixter International, Inc.,
	Senior Unsecured Notes,
	1.00%, 2/15/13	110,000
250,000	Leap Wireless International,
	Inc., Senior Unsecured Notes,
	4.50%, 7/15/14	235,000
		345,000
	CONSUMER, CYCLICAL (0.3%)
100,000	Group 1 Automotive, Inc.,
	Senior Unsecured Notes,
	2.25%, 6/15/36 (3)	110,000
	CONSUMER, NON-CYCLICAL (0.3%)
89,000	Omnicare, Inc., Guaranteed
	Notes, 3.25%, 12/15/35	85,551
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $517,681) (1.7%)	540,551

Shares		Value
CONVERTIBLE PREFERRED STOCKS (1.1%)
	ENERGY (0.1%)
1,000	Apache Corp., Convertible Fixed,
	Series D, 6.00% (1)	48,570
	FINANCIAL (1.0%)
2,000	Hartford Financial Services
	Group, Inc. (The), Series F,
	7.25% (1)	35,160
3,000	Wintrust Financial Corp.,
	7.50%	166,358
100	Bank of America Corp.,
	Series L, 7.25% (1)	101,700
		303,218
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $373,586) (1.1%)	351,788

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (0.6%)
	FINANCIALS (0.3%)
3,000	Hospitality Properties Trust
	REIT	$72,810
	UTILITIES (0.3%)
2,000	FirstEnergy Corp.	100,440
	TOTAL COMMON STOCKS
	(Cost $141,751) (0.6%)	173,250

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.1%)
	REPURCHASE AGREEMENTS (4.1%)
$1,300,000	With Morgan Stanley, 0.15%,
	dated 07/31/12, due 08/01/12,
	delivery value $1,300,005
	(collateralized by $1,150,000
	U.S. Treasury Notes 3.1250%
	due 05/15/21, with a value of
	$1,334,602)	1,300,000
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $1,300,000) (4.1%)	1,300,000

Shares		Value
COLLATERAL FOR SECURITIES ON LOAN (20.4%)
6,415,067	Value Line Funds Collateral
	Account	6,415,067
	TOTAL COLLATERAL FOR
	SECURITIES ON LOAN
	(Cost $6,415,067) (20.4%)	6,415,067

Value
TOTAL INVESTMENT
SECURITIES (118.6%)
(Cost $36,115,767)	$37,348,223
EXCESS OF LIABILITIES OVER
CASH AND OTHER ASSETS
(-18.6%)	(5,855,211)
NET ASSETS (100%)	$31,493,012

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
($31,493,012 ÷ 6,325,450 shares
outstanding)	$4.98

(1)	A portion or all of the security was held on loan. As of July 31, 2012, the market value of the securities on loan was $6,301,974.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of July 31, 2012 and will reset at a future date.
REIT	Real Estate Investment Trust.

Value Line Aggressive Income Trust

Statement of Assets and Liabilities at July 31, 2012 (unaudited)

Assets:
Investment securities, at value (Cost - $34,815,767) (securities on loan, at value, $6,301,974)	$36,048,223
Repurchase agreement (Cost - $1,300,000)	1,300,000
Cash	54,980
Interest and dividends receivable	557,312
Receivable for securities sold	37,267
Prepaid expenses	12,183
Receivable for securities lending income	3,277
Receivable for trust shares sold	205
Other	47
Total Assets	38,013,494

Liabilities:
Payable upon return of collateral for securities on loan	6,415,067
Dividends payable to shareholders	34,594
Payable for trust shares redeemed	30,174
Accrued expenses:
Advisory fee	14,723
Service and distribution plan fees	4,026
Other	21,898
Total Liabilities	6,520,482
Net Assets	$31,493,012
Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 6,325,450 shares)	$63,255
Additional paid-in capital	31,482,090
Distributions in excess of net investment income	(37,870)
Accumulated net realized loss on investments	(1,246,919)
Net unrealized appreciation of investments	1,232,456
Net Assets	$31,493,012
Net Asset Value, Offering and Redemption Price per Outstanding Share ($31,493,012 ÷ 6,325,450 shares outstanding)	$4.98

Statement of Operations for the Six Months Ended July 31, 2012 (unaudited)

Investment Income:
Interest	$1,106,795
Dividends	17,267
Securities lending income	5,112
Total Income	1,129,174
Expenses:
Advisory fee	118,628
Service and distribution plan fees	39,543
Auditing and legal fees	19,049
Printing and postage	18,332
Transfer agent fees	15,788
Registration and filing fees	15,064
Custodian fees	13,834
Trustees’ fees and expenses	3,313
Insurance	1,909
Other	3,453
Total Expenses Before Fees Waived and Custody Credits	248,913
Less: Advisory Fees Waived	(31,634)
Less: Service and Distribution Plan Fees Waived	(15,817)
Less: Custody Credits	(215)
Net Expenses	201,247
Net Investment Income	927,927
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	509,968
Change in Net Unrealized
Appreciation/(Depreciation)	(167,940)

Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments	342,028

Net Increase in Net Assets from Operations	$1,269,955

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Statement of Changes in Net Assets for the Six Months Ended July 31, 2012 (unaudited) and for the Year Ended January 31, 2012

	Six Months Ended July 31, 2012 (unaudited)	Year Ended January 31, 2012
Operations:
Net investment income	$927,927	$1,950,280
Net realized gain on investments	509,968	1,085,696
Change in net unrealized appreciation/(depreciation)	(167,940)	(1,326,754)
Net increase in net assets from operations	1,269,955	1,709,222

Distributions to Shareholders:
Net investment income	(927,927)	(1,950,884)

Trust Share Transactions:
Proceeds from sale of shares	1,037,581	2,010,996
Proceeds from reinvestment of dividends to shareholders	714,520	1,495,168
Cost of shares redeemed*	(2,804,181)	(5,946,471)
Net decrease in net assets from Trust share transactions	(1,052,080)	(2,440,307)
Total Decrease in Net Assets	(710,052)	(2,681,969)

Net Assets:
Beginning of period	32,203,064	34,885,033
End of period	$31,493,012	$32,203,064
Distributions in excess of net investment income, at end of period:	$(37,870)	$(37,870)

*	Net of redemption fees (see Note 1K and Note 2).

See Notes to Financial Statements.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation, but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers’ inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Fair Value Measurements: The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1– Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Aggressive Income Trust

July 31, 2012

The following table summarizes the inputs used to value the Trust’s investments in securities as of July 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$28,567,567	$0	$28,567,567
Convertible Corporate Bonds & Notes	0	540,551	0	540,551
Convertible Preferred Stocks	351,788	0	0	351,788
Common Stocks	173,250	0	0	173,250
Short-Term Investments	0	1,300,000	0	1,300,000
Collateral for Securities on Loan	0	6,415,067	0	6,415,067
Total Investments in Securities	$525,038	$36,823,185	$0	$37,348,223

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes in certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Trust is currently assessing the impact of this guidance on its financial statements.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended July 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended July 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

(D) Distributions: It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(E) Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Trust’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended January 31, 2009 through January 31, 2012), and has concluded that no provision for federal or state income tax is required in the Trust’s financial statements. The Trust’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(F) Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/(depreciation) on investments.

(G) Representations and Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(H) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(I) Accounting for Real Estate Investment Trusts: The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

Value Line Aggressive Income Trust

July 31, 2012

(J) Foreign Taxes: The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Redemption Fees: The Trust charges a 2% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

(L) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Trust can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Trust attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Trust. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Trust has the right to use the collateral to offset the losses incurred.

Upon entering into a securities lending transaction, the Trust receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Trust.

As of July 31, 2012, the Trust loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Cash Collateral	Total Collateral (including Calculated Mark)
$6,301,974	$6,415,067	$6,431,620

(M) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended July 31, 2012 (unaudited)	Year Ended January 31, 2012
Shares sold	209,724	413,006
Shares issued to shareholders in reinvestment of dividends	144,528	307,024
Shares redeemed	(570,542)	(1,220,003)
Net decrease	(216,290)	(499,973)
Dividends per share from net investment income	$0.1439	$0.2899

Redemption fees of $560 and $1,747 were retained by the Trust for the six months ended July 31, 2012 and the year ended January 31, 2012, respectively.

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended July 31, 2012 (unaudited)
Purchases:
Investment Securities	$6,023,877
Sales:
Investment Securities	$7,560,258

4. Income Taxes

At July 31, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$36,115,767
Gross tax unrealized appreciation	$1,512,683
Gross tax unrealized depreciation	(280,227)
Net tax unrealized appreciation on investments	$1,232,456

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $118,628 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended July 31, 2012. This was computed at an annual rate of 0.75% on the first $100 million of the Trust’s average daily net assets during the period, and 0.50% on the average daily net assets in excess thereof prior to any fee waivers.

The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust’s Trustees, to act as officers of the Trust and pays their salaries. Effective June 1, 2007 and 2008, the Adviser contractually agreed to reduce the Trust’s advisory fee by 0.40% for one year periods. Effective June 1, 2009, the Adviser contractually agreed to waive 0.30% of the advisory fee for a one year period. Effective June 1, 2010 through June 30, 2013, the Adviser contractually agreed to waive 0.20% of the advisory fee for a one year period. The fees waived amounted to $31,634 for the six months ended July 31, 2012. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Fees amounting to $39,543 before fee waivers were accrued under the Plan for the six months ended July 31, 2012. Effective June 1, 2007 through June 30, 2013, the Distributor contractually agreed to reduce the 12b-1 fee by 0.10% for one year periods. The fees waived amounted to $15,817 for the six months ended July 31, 2012. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2012, the Trust’s expenses were reduced by $215 under a custody credit arrangement with the custodian.

Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a Trustee of the Trust. At July 31, 2012, the officers and Trustee as a group owned 1,334 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

Value Line Aggressive Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended July 31, 2012 (unaudited)
			Years Ended January 31,
			2012	2011		2010	2009	2008
Net asset value, beginning of period	$4.92		$4.95	$4.70		$3.89	$4.83	$5.06

Income from investment operations:
Net investment income	0.14		0.29	0.30		0.28	0.32	0.34
Net gains or (losses) on securities (both realized and unrealized)	0.06		(0.03)	0.25		0.81	(0.95)	(0.23)
Total from investment operations	0.20		0.26	0.55		1.09	(0.63)	0.11
Redemption fees	0.00	(1)	0.00 (1)	0.00	(1)	0.00 (1)	0.00 (1)	0.00 (1)

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.30)		(0.28)	(0.31)	(0.34)

Net asset value, end of period	$4.98		$4.92	$4.95		$4.70	$3.89	$4.83

Total return	4.20	%(2)	5.48%	12.01%		28.92%	(13.42)%	2.14%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$31,493		$32,203	$34,885		$37,787	$25,924	$32,459
Ratio of expenses to average net assets(3)	1.57	%(4)	1.55%	1.48	%(5)	1.56%	1.50%	1.28%
Ratio of expenses to average net assets(6)	1.27	%(4)	1.25%	1.13	%(7)	1.13%	0.98%	0.77%
Ratio of net investment income to average net assets	5.87	%(4)	5.95%	6.20%		6.51%	7.17%	6.76%
Portfolio turnover rate	20	%(2)	50%	42%		51%	39%	30%

(1)	Amount is less than $.01 per share.
(2)	Not annualized.
(3)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.48% for the year ended January 31, 2009, 1.27% for the year ended January 31, 2008 and would have been unchanged for the other periods shown.

(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.
(6)
Ratio reflects expenses net of the custody credit arrangement and net of the waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor.

(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.

See Notes to Financial Statements.

Value Line Aggressive Income Trust

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Aggressive Income Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 12 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Mitchell E. Appel YOB: 1970	Trustee	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Trustees
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Trustee	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Trustee	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Trustee	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Aggressive Income Trust

Management of the Trust

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Trustee	Since 1986	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Trustee	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Trustee (Lead Independent Trustee since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-800-243-2729 or on the Trust’s website, www.vlfunds.com.

Value Line Aggressive Income Trust

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Value Line Aggressive Income Trust

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Value Line Aggressive Income Trust

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today – a diversified family of no-load mutual funds with a wide range of investment objectives – ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appell
Mitchell E. Appel, President

Date:	October 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appell
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	October 1, 2012